Share capital, additional paid-in capital, share premium and other reserves - Movement in number of shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Beginning balance, shares outstanding (in shares)	62,438	62,379
Increase of share capital due to exercise of options by employees during the year, shares	11	59
Share-based payments (in shares)	264
Ending balance, shares outstanding (in shares)	62,713	62,438
Ordinary Class A shares
Beginning balance, shares outstanding (in shares)	10,414	10,414
Ending balance, shares outstanding (in shares)	10,414	10,414
Ordinary Class B shares
Beginning balance, shares outstanding (in shares)	52,024	51,965
Increase of share capital due to exercise of options by employees during the year, shares	11	59
Share-based payments (in shares)	264
Ending balance, shares outstanding (in shares)	52,299	52,024